Other Assets and Other Liabilities	12 Months Ended
Dec. 31, 2022
Other Assets and Other Liabilities [Abstract]
Disclosure of Other Assets and Other Liabilities [text block]	25 – Other Assets and Other Liabilities in € m. Dec 31, 2022 Dec 31, 2021 Brokerage and securities related receivables Cash/margin receivables 50,394 48,675 Receivables from prime brokerage 4 5 Pending securities transactions past settlement date 2,385 3,579 Receivables from unsettled regular way trades 18,467 19,236 Total brokerage and securities related receivables 71,250 71,495 Debt Securities held to collect 25,500 14,800 Accrued interest receivable 3,588 2,084 Assets held for sale 40 398 Other 17,747 15,007 Total other assets 118,124 103,784 in € m. Dec 31, 2022 Dec 31, 2021 Brokerage and securities related payables Cash/margin payables 62,824 52,875 Payables from prime brokerage 24 583 Pending securities transactions past settlement date 2,982 1,549 Payables from unsettled regular way trades 16,882 15,158 Total brokerage and securities related payables 82,711 70,165 Accrued interest payable 2,826 1,625 Liabilities held for sale 208 252 Lease liabilities 4,470 3,965 Other 23,434 21,788 Total other liabilities 113,648 97,795 For further details on the assets and liabilities held for sale, please refer to Note 24 “Non-Current Assets and Disposal Groups Held for Sale”.